Net other operating expense (Tables)	12 Months Ended
Dec. 31, 2021
Net other operating expense [Abstract]
Summary of Other operating income and other operating expense
Other operating income and other operating expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Other operating income
Gain on disposal of assets:
Loans at amortized cost	~~W~~	18,298	21,348	18,843
Others:
Gain on hedged items		564,438	536,768	501,676
Reversal of allowance for guarantees and acceptances		19,329	2,709	—
Gain on other trust accounts		27	—	44,238
Reversal of other allowance		11,194	850	8,886
Others		97,777	164,999	356,611

		692,765	705,326	911,411

		711,063	726,674	930,254

Other operating expense
Loss on disposal of assets:
Loans at amortized cost		(27,291)	(18,675)	(347)
Others:
Loss on hedged items		(596,533)	(605,808)	(518,891)
Fund contribution		(311,336)	(367,993)	(397,884)
Provision for guarantees and acceptances		—	—	(3,457)
Provision for other debt allowances		(6,939)	(16,862)	(52,123)
Depreciation of operating lease assets		(98,288)	(163,006)	(257,033)
Others		(857,918)	(924,796)	(1,190,546)

		(1,871,014)	(2,078,465)	(2,419,934)

		(1,898,305)	(2,097,140)	(2,420,281)

Net other operating expenses	~~W~~	(1,187,242)	(1,370,466)	(1,490,027)